DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2019
Notes
DESCRIPTION OF BUSINESS

DESCRIPTION OF BUSINESS

The business model of ZIVO Bioscience, Inc. and Subsidiaries (Health Enhancement Corporation, HEPI Pharmaceuticals, Inc., Wellmetrix, LLC (fka WellMetris, LLC), and Zivo Biologic, Inc., (collectively the “Company”) is as follows: 1) to derive future income from licensing and selling natural bioactive ingredients derived from their proprietary algae cultures to animal, human and dietary supplement and medical food manufacturers, and 2) developing, manufacturing, marketing, and selling tests that the Company believes will allow people to optimize their health and identify future health risks.